                        SUPPLEMENT DATED JULY 5, 2002 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

              FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

            ISSUED BY GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                THROUGH ITS GE CAPITAL LIFE SEPARATE ACCOUNT II

    This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

    Examples 3, 4, 5 and 6 on pages 16 through 22 of the prospectus are deleted and replaced with the following:

Example 3 reflects expenses with the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is age 70 or younger at issue.

                                                With Enhanced Payment Benefit
Subaccount Investing In:                       1 Year  3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund -- Series
  I Shares                                     $ 97.81 $142.35 $189.54 $288.52
 AIM V.I. Growth Fund -- Series I Shares         98.11  143.25  191.03  291.47
 AIM V.I. Premier Equity Fund -- Series I
  Shares (formerly, AIM V.I. Value Fund)         97.81  142.35  189.54  288.52
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B          98.51  144.44  193.02  295.39
 Premier Growth Portfolio -- Class B            102.20  155.43  211.20  330.84
 Quasar Portfolio -- Class B                    101.30  152.77  206.81  322.35
Dreyfus
 Dreyfus Investments Portfolios -- Emerging
  Markets Portfolio -- Initial Shares           109.24  176.18  245.11  394.96
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         97.11  140.25  186.05  281.60
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         97.91  142.65  190.04  289.51
 Federated International Small Company Fund II  105.78  166.01  228.55  363.98
Fidelity Variable Insurance Products Fund
("VIP")
 VIP Equity-Income Portfolio -- Service Class
  2                                              97.71  142.05  189.04  287.54
 VIP Growth Portfolio -- Service Class 2         98.61  144.74  193.52  296.37
Fidelity Variable Insurance Products Fund II
("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        98.71  145.04  194.01  297.34
Fidelity Variable Insurance Products Fund III
("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                        97.71  142.05  189.04  287.54
 VIP III Mid Cap Portfolio -- Service Class 2    98.71  145.04  194.01  297.34

                                                     With Enhanced Payment Benefit
Subaccount Investing In:                            1 Year  3 Years 5 Years 10 Years
------------------------------------------------------------------------------------
GE Investments Funds, Inc.
 Income Fund                                        $ 94.81 $133.33 $174.49 $258.49
 Mid-Cap Value Equity Fund                            96.11  137.25  181.04  271.63
 Money Market Fund                                    93.51  129.39  167.90  245.18
 Premier Growth Equity Fund                           96.01  136.95  180.54  270.62
 S&P 500(R) Index Fund                                93.20  128.48  166.37  242.08
 Small-Cap Value Equity Fund                          98.41  144.14  192.52  294.41
 U.S. Equity Fund                                     95.11  134.23  176.01  261.54
 Value Equity Fund                                    97.21  140.55  186.55  282.59
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares        98.51  144.44  193.02  295.39
 Balanced Portfolio -- Service Shares                 98.41  144.14  192.52  294.41
 Capital Appreciation Portfolio -- Service Shares     98.41  144.14  192.52  294.41
 Global Life Sciences Portfolio -- Service Shares    100.01  148.91  200.43  309.93
 Global Technology Portfolio -- Service Shares        98.81  145.34  194.51  298.32
 Growth Portfolio -- Service Shares                   98.41  144.14  192.52  294.41
 International Growth Portfolio -- Service Shares     98.91  145.64  195.00  299.29
 Worldwide Growth Portfolio -- Service Shares         98.71  145.04  194.01  297.34
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service
  Class Shares                                       100.81  151.29  204.36  317.59
 MFS(R) Investors Trust Series -- Service Class
  Shares                                             100.71  150.99  203.87  316.64
 MFS(R) New Discovery Series -- Service Class
  Shares                                             102.30  155.73  211.68  331.78
 MFS(R) Utilities Series -- Service Class Shares     101.01  151.88  205.34  319.50
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA -- Service
  Shares                                              97.81  142.35  189.54  288.52
 Oppenheimer Main Street Growth & Income Fund/VA --
   Service Shares                                     98.11  143.25  191.03  291.47
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                              98.31  143.85  192.03  293.43
 High Yield Portfolio -- (formerly, High Yield Bond
  Portfolio) Administrative Class Shares              96.81  139.35  184.55  278.62
 Long-Term U.S. Government Bond Portfolio --
   (formerly, Long-Term U.S. Government Bond
  Portfolio) Administrative Class Shares              95.81  136.34  179.54  268.61
 Total Return Portfolio -- (formerly, Total Return
  Bond Portfolio) Administrative Class Shares         95.81  136.34  179.54  268.61
Rydex Variable Trust
 OTC Fund                                            103.79  160.15  218.95  345.73
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares                99.91  148.62  199.94    0.00
 Emerging Growth Portfolio -- Class II Shares         99.41  147.13  197.47    0.00
------------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

Example 4 reflects expenses for the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or you do not surrender* and assumes each Annuitant is age 70 or younger at issue.

                                                 With Enhanced Payment Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                        $25.81 $ 79.35 $135.54 $288.52
 AIM V.I. Growth Fund -- Series I Shares         26.11   80.25  137.03  291.47
 AIM V.I. Premier Equity Fund -- Series I
  Shares (formerly, AIM V.I. Value Fund)         25.81   79.35  135.54  288.52
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B          26.51   81.44  139.02  295.39
 Premier Growth Portfolio -- Class B             30.20   92.43  157.20  330.84
 Quasar Portfolio -- Class B                     29.30   89.77  152.81  322.35
Dreyfus
 Dreyfus Investments Portfolios -- Emerging
  Markets Portfolio -- Initial Shares            37.24  113.18  191.11  394.96
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         25.11   77.25  132.05  281.60
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         25.91   79.65  136.04  289.51
 Federated International Small Company Fund II   33.78  103.01  174.55  363.98
Fidelity Variable Insurance Products Fund
("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  25.71   79.05  135.04  287.54
 VIP Growth Portfolio -- Service Class 2         26.61   81.74  139.52  296.37
Fidelity Variable Insurance Products Fund II
("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        26.71   82.04  140.01  297.34
Fidelity Variable Insurance Products Fund III
("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                        25.71   79.05  135.04  287.54
 VIP III Mid Cap Portfolio -- Service Class 2    26.71   82.04  140.01  297.34
GE Investments Funds, Inc.
 Income Fund                                     22.81   70.33  120.49  258.49
 Mid-Cap Value Equity Fund                       24.11   74.25  127.04  271.63
 Money Market Fund                               21.51   66.39  113.90  245.18
 Premier Growth Equity Fund                      24.01   73.95  126.54  270.62
 S&P 500(R) Index Fund                           21.20   65.48  112.37  242.08
 Small-Cap Value Equity Fund                     26.41   81.14  138.52  294.41
 U.S. Equity Fund                                23.11   71.23  122.01  261.54
 Value Equity Fund                               25.21   77.55  132.55  282.59
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares   26.51   81.44  139.02  295.39
 Balanced Portfolio -- Service Shares            26.41   81.14  138.52  294.41
 Capital Appreciation Portfolio -- Service
  Shares                                         26.41   81.14  138.52  294.41
 Global Life Sciences Portfolio -- Service
  Shares                                         28.01   85.91  146.43  309.93
 Global Technology Portfolio -- Service Shares   26.81   82.34  140.51  298.32
 Growth Portfolio -- Service Shares              26.41   81.14  138.52  294.41
 International Growth Portfolio -- Service
  Shares                                         26.91   82.64  141.00  299.29
 Worldwide Growth Portfolio -- Service Shares    26.71   82.04  140.01  297.34
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                          28.81   88.29  150.36  317.59
 MFS(R) Investors Trust Series -- Service Class
  Shares                                         28.71   87.99  149.87  316.64
 MFS(R) New Discovery Series -- Service Class
  Shares                                         30.30   92.73  157.68  331.78
 MFS(R) Utilities Series -- Service Class
  Shares                                         29.01   88.88  151.34  319.50

                                                     With Enhanced Payment Benefit
Subaccount Investing In:                            1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA -- Service
  Shares                                            $25.81 $79.35  $135.54 $288.52
 Oppenheimer Main Street Growth & Income Fund/VA --
   Service Shares                                    26.11  80.25   137.03  291.47
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                             26.31  80.85   138.03  293.43
 High Yield Portfolio -- (formerly, High Yield Bond
  Portfolio) Administrative Class Shares             24.81  76.35   130.55  278.62
 Long-Term U.S. Government Portfolio -- (formerly,
  Long-Term U.S. Government Bond Portfolio)
  Administrative Class Shares                        23.81  73.34   125.54  268.61
 Total Return Portfolio -- (formerly, Total Return
  Bond Portfolio) Administrative Class Shares        23.81  73.34   125.54  268.61
Rydex Variable Trust
 OTC Fund                                            31.79  97.15   164.95  345.73
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares               27.91  85.62   145.94  308.97
 Emerging Growth Portfolio -- Class II Shares        27.41  84.13   143.47  304.15
-----------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

Example 5 reflects expenses without the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is over age 70 at issue.

                                                   Without Enhanced Payment
                                                            Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                        $80.31 $134.85 $183.03 $293.43
 AIM V.I. Growth Fund -- Series I Shares         80.61  135.74  184.52  296.37
 AIM V.I. Premier Equity -- Series I Shares
  (formerly, AIM V.I. Value Fund)                80.31  134.85  183.03  293.43
Alliance Variable Product Series Fund, Inc,
 Growth and Income Portfolio -- Class B          81.01  136.94  186.50  300.27
 Premier Growth Portfolio -- Class B             84.70  147.91  204.63  335.52
 Quasar Portfolio -- Class B                     83.80  145.25  200.25  327.07
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares            91.73  168.62  238.45  399.29
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         79.61  132.75  179.55  286.55
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         80.41  135.14  183.52  294.41
 Federated International Small Company Fund II   88.27  158.47  221.93  368.48
Fidelity Variable Insurance Products Fund
("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  80.21  134.55  182.53  292.45
 VIP Growth Portfolio -- Service Class 2         81.11  137.23  186.99  301.24
Fidelity Variable Insurance Products Fund II
("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        81.21  137.53  187.49  302.21

 * surrender includes annuitization over a period of less than 5 years

                                                        Without Enhanced Payment
                                                                 Benefit
Subaccount Investing In:                             1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund III ("VIP
III")
 VIP III Growth & Income Portfolio -- Service Class
  2                                                  $80.21 $134.55 $182.53 $292.45
 VIP III Mid Cap Portfolio -- Service Class 2         81.21  137.53  187.49  302.21
GE Investments Funds, Inc.
 Income Fund                                          77.31  125.84  168.02  263.57
 Mid-Cap Value Equity Fund                            78.61  129.75  174.55  276.63
 Money Market Fund                                    76.01  121.91  161.44  250.32
 Premier Growth Equity Fund                           78.51  129.45  174.05  275.63
 S&P 500(R) Index Fund                                75.71  121.00  159.92  247.24
 Small-Cap Value Equity Fund                          80.91  136.64  186.00  299.29
 U.S. Equity Fund                                     77.61  126.74  169.53  266.60
 Value Equity Fund                                    79.71  133.05  180.04  287.54
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares        81.01  136.94  186.50  300.27
 Balanced Portfolio -- Service Shares                 80.91  136.64  186.00  299.29
 Capital Appreciation Portfolio -- Service Shares     80.91  136.64  186.00  299.29
 Global Life Sciences Portfolio -- Service Shares     82.51  141.40  193.89  314.73
 Global Technology Portfolio -- Service Shares        81.31  137.83  187.98  303.18
 Growth Portfolio -- Service Shares                   80.91  136.64  186.00  299.29
 International Growth Portfolio -- Service Shares     81.41  138.13  188.47  304.15
 Worldwide Growth Portfolio -- Service Shares         81.21  137.53  187.49  302.21
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service
  Class Shares                                        83.30  143.77  197.81  322.35
 MFS(R) Investors Trust Series -- Service Class
  Shares                                              83.20  143.38  197.32  321.40
 MFS(R) New Discovery Series -- Service Class
  Shares                                              84.80  148.21  205.11  336.45
 MFS(R) Utilities Series -- Service Class Shares      83.50  144.36  198.78  324.24
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA -- Service
  Shares                                              80.31  134.85  183.03  293.43
 Oppenheimer Main Street Growth & Income Fund/VA --
   Service Shares                                     80.61  135.74  184.52  296.37
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                              80.81  136.34  185.51  298.32
 High Yield Portfolio -- (formerly, High Yield Bond
  Portfolio) Administrative Class Shares              79.31  131.85  178.05  283.59
 Long-Term U.S. Government Portfolio -- (formerly,
  Long-Term U.S. Government Bond Portfolio)
  Administrative Class Shares                         78.31  128.85  173.05  273.63
 Total Return Portfolio -- (formerly, Total Return
  Bond Portfolio) Administrative Class Shares         78.31  128.85  173.05  273.63
Rydex Variable Trust
 OTC Fund                                             86.29  152.62  212.36  350.33
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares                82.41  141.10  193.40    0.00
 Emerging Growth Portfolio -- Class II Shares         81.91  139.62  190.94    0.00
------------------------------------------------------------------------------------

Example 6 reflects expenses without the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or do not surrender* and assumes either Annuitant is over age 70 at issue.

                                                   Without Enhanced Payment
                                                            Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                        $26.31 $80.85  $138.03 $293.43
 AIM V.I. Growth Fund -- Series I Shares         26.61  81.74   139.52  296.37
 AIM V.I. Premier Equity Fund -- Series I
  Shares (formerly, AIM V.I. Value Fund)         26.31  80.85   138.03  293.43
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B          27.01  82.94   141.50  300.27
 Premier Growth Portfolio -- Class B             30.70  93.91   159.63  335.52
 Quasar Portfolio -- Class B                     29.80  91.25   155.25  327.07
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares            37.73 114.62   193.45  399.29
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         25.61  78.75   134.55  286.55
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         26.41  81.14   138.52  294.41
 Federated International Small Company Fund II   34.27 104.47   176.93  368.48
Fidelity Variable Insurance Products Fund
("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  26.21  80.55   137.53  292.45
 VIP Growth Portfolio -- Service Class 2         27.11  83.23   141.99  301.24
Fidelity Variable Insurance Products Fund II
("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        27.21  83.53   142.49  302.21
Fidelity Variable Insurance Products Fund III
("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                        26.21  80.55   137.53  292.45
 VIP III Mid Cap Portfolio -- Service Class 2    27.21  83.53   142.49  302.21
GE Investments Funds, Inc.
 Income Fund                                     23.31  71.84   123.02  263.57
 Mid-Cap Value Equity Fund                       24.61  75.75   129.55  276.63
 Money Market Fund                               22.01  67.91   116.44  250.32
 Premier Growth Equity Fund                      24.51  75.45   129.05  275.63
 S&P 500(R) Index Fund                           21.71  67.00   114.92  247.24
 Small-Cap Value Equity Fund                     26.91  82.64   141.00  299.29
 U.S. Equity Fund                                23.61  72.74   124.53  266.60
 Value Equity Fund                               25.71  79.05   135.04  287.54
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares   27.01  82.94   141.50  300.27
 Balanced Portfolio -- Service Shares            26.91  82.64   141.00  299.29
 Capital Appreciation Portfolio -- Service
  Shares                                         26.91  82.64   141.00  299.29
 Global Life Sciences Portfolio -- Service
  Shares                                         28.51  87.40   148.89  314.73
 Global Technology Portfolio -- Service Shares   27.31  83.83   142.98  303.18
 Growth Portfolio -- Service Shares              26.91  82.64   141.00  299.29
 International Growth Portfolio -- Service
  Shares                                         27.41  84.13   143.47  304.15
 Worldwide Growth Portfolio -- Service Shares    27.21  83.53   142.49  302.21
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                          29.30  89.77   152.81  322.35

 * surrender includes annuitization over a period of less than 5 years

                                                   Without Enhanced Payment
                                                            Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class
  Shares                                        $29.20 $89.48  $152.32 $321.40
 MFS(R) New Discovery Series -- Service Class
  Shares                                         30.80  94.21   160.11  336.45
 MFS(R) Utilities Series -- Service Class
  Shares                                         29.50  90.36   153.78  324.24
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                                26.31  80.85   138.03  293.43
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                      26.61  81.74   139.52  296.37
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                         26.81  82.34   140.51  298.32
 High Yield Portfolio -- (formerly, High Yield
  Bond Portfolio) Administrative Class Shares    25.31  77.85   133.05  283.59
 Long-Term U.S. Government Portfolio --
   (formerly, Long-Term U.S. Government Bond
  Portfolio) Administrative Class Shares         24.31  74.85   128.05  273.63
 Total Return Portfolio -- (formerly, Total
  Return Bond Portfolio) Administrative Class
  Shares                                         24.31  74.85   128.05  273.63
Rydex Variable Trust
 OTC Fund                                        32.29  98.62   167.36  350.33
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares           28.41  87.10   148.40  313.77
 Emerging Growth Portfolio -- Class II Shares    27.91  85.62   145.94  308.97
-------------------------------------------------------------------------------